Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Carrying amount	₩ 9,498,381	₩ 7,306,816
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Net assets	₩ 33,814,467	₩ 24,016,955
Ownership interests (%)	20.10%	20.10%
Net assets attributable to ownership interests	₩ 6,997,560	₩ 4,970,267
Cost-book value differentials	1,132,440	1,161,855
Carrying amount	8,130,000	6,132,122
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,516,162	₩ 1,411,839
Ownership interests (%)	15.00%	15.00%
Net assets attributable to ownership interests	₩ 227,424	₩ 211,776
Cost-book value differentials	53,564	54,022
Carrying amount	280,988	₩ 265,798
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,612,899
Ownership interests (%)	27.30%	9.60%
Net assets attributable to ownership interests	₩ 439,857
Cost-book value differentials	86,242
Carrying amount	₩ 526,099	₩ 46,354